Defined benefit plans (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of defined benefit plans [abstract]
Summary of defined benefit obligations and plan assets
(a)	Defined benefit plan assets and obligations as of December 31, 2024 and 2025 are as follows:

	2024		2025
Present value of defined benefit obligations	~~W~~	2,345,148	2,313,168
Fair value of plan assets		(2,461,871)	(2,648,445)

Recognized liability (asset) for defined benefit obligations (*)	~~W~~	(116,723)	(335,277)

(*)
The asset for defined benefit obligation of
~~W~~
116,723 million as of December 31, 2024 is the net defined benefit assets of
~~W~~
155,697 million less the net defined liabilities of
~~W~~
38,974 million. In addition, the asset for defined benefit obligation of
~~W~~
335,277 million as of December 31, 2025 is the net defined benefit assets of
~~W~~
353,097 million less the net defined liabilities of
~~W~~
17,820 million.

Summary of changes in the present value of defined benefit obligation and plan assets
(b)	Changes in the present value of defined benefit obligation and plan assets for the years ended December 31, 2024 and 2025 are as follows:

	2024
	Defined benefit obligation		Plan assets	Net defined benefit liabilities (assets)
Beginning balance	~~W~~	2,219,490	(2,266,248)	(46,758)
Included in profit or loss (*):
Current service cost		164,062	—	164,062
Past service cost		(18,613)	—	(18,613)
Net interest expense (income)		107,274	(122,178)	(14,904)
Settlement loss (gain)		(1,990)	18	(1,972)

		250,733	(122,160)	128,573

Included in other comprehensive income:
Remeasurement loss (gain)
- Actuarial losses(gains) arising from
Demographic assumptions		(2,338)	—	(2,338)
Financial assumptions		141,583	2,407	143,990
Experience adjustment		(121,322)	—	(121,322)
- Return on plan assets excluding interest income		605	29,966	30,571

		18,528	32,373	50,901

Other:
Benefits paid by the plan		(143,331)	60,606	(82,725)
Contributions paid into the plan		—	(166,447)	(166,447)
Gains or losses on settlement		—	5	5
Effect of changes in foreign exchange rates		(272)	—	(272)

		(143,603)	(105,836)	(249,439)

Ending balance	~~W~~	2,345,148	(2,461,871)	(116,723)

	2025
	Defined benefit obligation		Plan assets	Net defined benefit liabilities (assets)
Beginning balance	~~W~~	2,345,148	(2,461,871)	(116,723)
Included in profit or loss (*):
Current service cost		166,534	—	166,534
Past service cost		8,624	—	8,624
Net interest expense (income)		96,771	(113,722)	(16,951)
Settlement loss (gain)		(893)	8	(885)

		271,036	(113,714)	157,322

Included in other comprehensive income:
Remeasurement loss (gain)
- Actuarial losses(gains) arising from
Demographic assumptions		(3,913)	—	(3,913)
Financial assumptions		(29,812)	2,719	(27,093)
Experience adjustment		28,921	—	28,921
- Return on plan assets excluding interest income		—	34,682	34,682

		(4,804)	37,401	32,597

Other:
Benefits paid by the plan		(298,060)	148,422	(149,638)
Contributions paid into the plan		—	(258,683)	(258,683)
Settlement gains and losses		188	—	188
Changes in the scope of consolidation		(496)	—	(496)
Effect of changes in foreign exchange rates		156	—	156

		(298,212)	(110,261)	(408,473)

Ending balance	~~W~~	2,313,168	(2,648,445)	(335,277)

(*)	Profit or loss related to defined benefit plans is all included in the general administrative expense.

Summary of composition of plan assets
(c)	The composition of plan assets as of December 31, 2024 and 2025 are as follows:

	2024		2025
Plan assets comprise:
Debt securities	~~W~~	38,634	42,296
Due from banks		2,046,507	1,729,816
Others		376,730	876,333

	~~W~~	2,461,871	2,648,445

Summary of actuarial assumptions
(d)	Actuarial assumptions as of December 31, 2024 and 2025 are as follows:

	2024	2025	Description
Discount rate	3.45%~4.66%	3.81%~4.93%	AA0 corporate bond yields
Future salary increase rate	1.94%~5.94% + Upgrade rate	1.94%~5.96% + Upgrade rate	Average for 5 years
Weighted average maturity	5.00 years~ 11.00 years	4.98 years~ 10.04 years

Summary of sensitivity analysis for actuarial assumptions
(e)	Sensitivity analysis
As of December 31, 2024 and 2025, reasonably possible changes in one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation by the amounts shown below.

	2024
	Defined benefit obligation
	Increase		Decrease
Discount rate (1%p movement)	~~W~~	(180,402)	204,053
Future salary increase rate (1%p movement)		211,736	(190,347)

	2025
	Defined benefit obligation
	Increase		Decrease
Discount rate (1%p movement)	~~W~~	(183,183)	199,684
Future salary increase rate (1%p movement)		202,468	(191,712)